Basis of Presentation and Summary of Significant Accounting Policies - Concentration Risk (FY) (Details) - Revenue - Customer concentration risk	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	14.00%	14.00%	15.00%	22.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	13.00%	12.00%	13.00%	17.00%
Customer C
Concentration Risk [Line Items]
Concentration risk, percentage			11.00%	12.00%	10.00%